Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Sep. 30, 2010 Predecessor	Dec. 31, 2009 Predecessor
Cash flows from operating activities from continuing operations
Net income	$ 3,531	$ 23,871	$ 2	$ 28,004	$ 37,285	$ 59,651
Net income from discontinued operations					117	1,813
Net income from continuing operations			2	28,004	37,168	57,838
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	17,922	17,372	17,722	69,891	19,425	24,500
Amortization of debt issue costs and accretion of discount	1,170	2,192	785	7,995
Provision (recovery) for doubtful accounts and sundry losses	396	231	89	1,005	(666)	1,427
Deferred tax (benefit) expense	(962)	(29,334)	(1,380)	(25,910)	2,806	(323)
Share-based compensation	260	112		884
Realized loss on derivative		1,214		1,399
Unrealized loss of indemnification assets	175	476	153	292
Amortization of a contract liability	(703)	(1,053)	(1,984)	(7,440)
Loss on disposition of property and equipment and other intangibles	20			122
Gain on sale of equity method investment					(2,276)
Gain on redemption of equity securities						(7,869)
Equity in earnings of investment	(66)			(833)	(2,270)	(3,508)
Dividend received from equity investment				1,467	68	2,195
Prepayment penalty related to debt refinancing		(3,387)		(3,387)
(Increase) decrease in assets:
Accounts receivable, net	3,930	8,333	(11,200)	3,704	(8,776)	4,320
Prepaid expenses and other assets	1,934	(627)	1,193	(7,409)	(3,613)	(6,115)
Increase (decrease) in liabilities:
Accounts payable and accrued liabilities	4,477	2,545	13,957	(1,977)	21,000	(6,125)
Income tax payable	(1,381)	(190)	(998)	944	1,427	(900)
Unearned income	15	52	(243)	584	(111)	99
Other long-term liabilities		(113)			(481)	(75)
Total adjustments	27,187	(2,177)	18,094	41,331	26,533	7,626
Net cash provided by operating activities from continuing operations	30,718	21,694	18,096	69,335	63,701	65,464
Cash flows from investing activities from continuing operations
Net decrease (increase) in restricted cash	(220)	577	(3,005)	812	581	(997)
Net decrease (increase) in short-term investments			559		9,431	(1,991)
Intangible assets acquired	(1,139)	(4,448)	(11,891)	(14,466)	(11,780)	(7,385)
Property and equipment acquired	(2,532)	(2,702)	(4,106)	(8,963)	(13,181)	(14,433)
Proceeds from sales and redemptions of equity securities						7,869
Proceeds from sales of property and equipment	8			114
Acquisition of an equity method investment		(9,244)		(9,244)
Proceeds from sale of equity method investment					7,509
Contingent consideration paid					(1,000)	(750)
Partial payment for acquisition of equity investee			(17,120)
Acquisition of predecessor			(461,035)
Net repayments on short-term loans due from affiliate					24,225	14,995
Cash delivered from sale of subsidiary					368
Net cash (used in) provided by investing activities from continuing operations	(3,883)	(15,817)	(496,598)	(31,747)	16,153	(2,692)
Cash flows from financing activities from continuing operations
Proceeds from issuance of long-term debt			557,350
Debt issuance costs			(16,472)		(643)
Repayment and repurchase of long-term debt and other liabilities		(888)	(888)	(39,264)	(1,413)	(1,420)
Net distributions to parent company			(34,848)		(8,040)
Dividends paid					(55,700)	(62,500)
Net distributions to an affiliate						(13,790)
Net cash (used in) provided by financing activities from continuing operations		(888)	505,142	(39,264)	(65,796)	(77,710)
Cash flows from discontinued operations
Net cash provided from discontinued operating activities					2,930	2,095
Net cash used in investing activities from discontinued operations					(452)
Net cash provided by discontinued operations					2,478	2,095
Net (decrease) increase in cash	26,835	4,989	26,640	(1,676)	16,536	(12,843)
Net increase in cash related to discontinued operations					132
Cash at beginning of the period from continuing operations	53,523	55,199	28,559	55,199	11,891	24,734
Cash at end of the period from continuing operations	80,358	60,188	55,199	53,523	28,559	11,891
Supplemental disclosure of cash flow information:
Interest			4,263	43,860	70	73
Income taxes			448	1,638	15,552	22,398
Supplemental disclosure of non-cash activities:
Net assets received from parent in the form of capital contribution					5,565
Software packages acquired through a financing agreement					1,813
Foreign currency translation adjustments	$ 1,106	$ (444)	$ 142	$ 1,176	$ 1,288	$ (355)